Investment Instruments - Detail of Financial Instruments Measured at FVOCI (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 3,735,290	$ 3,660,450
Financial instruments at amortized cost	1,013,943	187,455
Total	4,749,233	3,847,905
Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	114,567
Total	114,567
Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income		119,302
Total		119,302
Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	90,790	15,840
Total	90,790	15,840
Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	311,319	45,386
Total	311,319	45,386
Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	236,843	366,487
Financial instruments at amortized cost	159,582	187,455
Total	396,425	553,942
Other Financial Instruments [member] | Equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	9,865	10,406
Total	9,865	10,406
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	2,227,029	1,918,659
Total	2,227,029	1,918,659
Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	618,208	1,060,379
Financial instruments at amortized cost	854,361
Total	1,472,569	1,060,379
Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	126,669	123,991
Total	$ 126,669	$ 123,991